Note 14 - Regulatory Matters (Detail) - Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities [Member]
Total capital (to risk weighted assets)
Actual capital	$ 93,158	$ 90,288
Actual capital to risk weighted assets	17.20%	15.60%
Minimum capital required for capital adequacy purposes	43,234	46,174
Minimum capital to risk weighted assets required for capital adequacy purposes	8.00%	8.00%
Minimum capital required to be well capitalized under prompt corrective action regulations	54,043	57,718
Tier 1 capital (to risk weighted assets)
Actual Tier 1 capital	86,401	83,072
Actual Tier 1 capital to risk weighted assets	16.00%	14.40%
Minimum Tier 1 capital required for capital adequacy purposes	21,617	23,087
Minimum Tier 1 capital to risk weighted assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	32,426	34,631
Tier 1 capital (to average assets)
Actual Tier 1 capital	86,401	83,072
Actual Tier 1 capital to average assets	10.90%	10.30%
Minimum Tier 1 capital required for capital adequacy purposes	31,571	32,414
Minimum Tier 1 capital to average assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	39,464	40,517
Bank [Member]
Total capital (to risk weighted assets)
Actual capital	84,267	81,991
Actual capital to risk weighted assets	15.90%	14.40%
Minimum capital required for capital adequacy purposes	42,506	45,544
Minimum capital to risk weighted assets required for capital adequacy purposes	8.00%	8.00%
Minimum capital required to be well capitalized under prompt corrective action regulations	53,132	56,930
Minimum capital to risk weighted assets required to be well capitalized under prompt corrective action regulations	10.00%	10.00%
Tier 1 capital (to risk weighted assets)
Actual Tier 1 capital	77,690	74,975
Actual Tier 1 capital to risk weighted assets	14.60%	13.20%
Minimum Tier 1 capital required for capital adequacy purposes	21,253	22,772
Minimum Tier 1 capital to risk weighted assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	31,879	34,158
Minimum Tier 1 capital to risk weighted assets required to be well capitalized under prompt corrective action regulations	6.00%	6.00%
Tier 1 capital (to average assets)
Actual Tier 1 capital	77,690	74,975
Actual Tier 1 capital to average assets	10.00%	9.40%
Minimum Tier 1 capital required for capital adequacy purposes	31,010	31,969
Minimum Tier 1 capital to average assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	$ 38,763	$ 39,962
Minimum Tier 1 capital to average assets required to be well capitalized under prompt corrective action regulations	5.00%	5.00%